Deferred Compensation - Additional information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2013 Y	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments And Employee Deferred Compensation Plan [Line Items]
Deferred Equity Participation Plan, distributions to key executives, age	Age 62 (or the one-year anniversary of the date of the grant for participants over the age of 61 as of the grant date) or upon or after their actual retirement					Age 62 or upon or after their actual retirement
Minimum age of employee on Grant Date for participation in plan	61
Compensation expenses	$ 0.3		$ 0.3			$ 1.2	$ 1.3	$ 1.4
Unearned deferred compensation, value	5.3					5.6	6.8
Unearned deferred compensation, shares	591,200					610,000	629,000
Total intrinsic value of unvested common stock	24.4					21.1	21.0
Compensation approved by committee, value	8.0	7.3	7.3	6.5	5.9
Fair value of the funded cash award assets	44.0					41.6	28.6
Charge to compensation expenses related to awards	1.2		0.9			4.2	3.3	2.7
Cash and equity awards with aggregate fair value vested and distributed to participants	0.7		0.7			0.7	0.5	1.1
Common stock distributed to employees under deferred compensation						19,000	17,000	40,000
Aggregate fair value of common stock issued						$ 0.7	$ 0.5	$ 1.0